Investments - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Product Information [Line Items]
Income from equity method investments	$ 182,100	$ 5,400		$ 220,800	$ 132,900
Total carried interest allocation	176,744	$ 4,721	$ 0	214,307	$ 129,014
Accrued carried interest-related compensation	$ 320,942		237,737	$ 320,942		$ 237,737
Revenue Benchmark | Separately Managed Account Concentration Risk | Two Investments
Product Information [Line Items]
Equity method investment, total accrued carried interest allocation percentage				26.00%
Revenue Benchmark | Separately Managed Account Concentration Risk | Three Investments
Product Information [Line Items]
Equity method investment, total accrued carried interest allocation percentage						37.00%
StepStone Group LP
Product Information [Line Items]
Income from equity method investments						$ 214,900	$ 68,000	$ 126,800
Total carried interest allocation						207,996	63,902	$ 121,834
Accrued carried interest-related compensation			$ 237,737			$ 237,737	$ 150,763
StepStone Group LP | Revenue Benchmark | Separately Managed Account Concentration Risk | Two Investments
Product Information [Line Items]
Equity method investment, total accrued carried interest allocation percentage							34.00%
StepStone Group LP | Revenue Benchmark | Separately Managed Account Concentration Risk | Three Investments
Product Information [Line Items]
Equity method investment, total accrued carried interest allocation percentage						37.00%